Income Taxes Valuation Allowance Against Deferred Tax Assets (Details) - Valuation Allowance of Deferred Tax Assets [Member] - USD ($) $ in Millions		12 Months Ended
		Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Movement in Deferred Tax Asset Valuation Allowance [Roll Forward]
Balance at beginning of fiscal year		$ 219.1	$ 177.2	$ 100.2
Increases		50.8	54.3	24.8
Allowances related to purchase accounting	[1]	0.1	12.4	63.0
Reductions		(40.6)	(24.8)	(10.8)
Balance at end of fiscal year		$ 229.4	$ 219.1	$ 177.2

[1]	Amounts in fiscal 2018 and 2017 relate to the MPS Acquisition. Adjustments in fiscal 2016 relate to the Combination and the SP Fiber Acquisition.